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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund, for the quarter ended July 31, 2009. This series has April 30 fiscal year end.

Date of reporting period: July 31, 2009

Item 1 - Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 118.0%
CONSUMER DISCRETIONARY 16.7%
Auto Components 2.2%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012 •	$630,000	$144,900
8.375%, 12/15/2014 •	1,520,000	98,800
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	6,405,000	4,579,575
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	2,545,000	2,545,000
8.625%, 12/01/2011	1,420,000	1,444,850
9.00%, 07/01/2015	497,000	506,940
10.50%, 05/15/2016	1,320,000	1,422,300
FRN, 5.01%, 12/01/2009	2,390,000	2,392,987

		13,135,352

Diversified Consumer Services 0.7%
Carriage Services, Inc., 7.875%, 01/15/2015	3,645,000	3,061,800
Service Corporation International:
6.75%, 04/01/2015	760,000	718,200
7.50%, 04/01/2027	366,000	297,375

		4,077,375

Hotels, Restaurants & Leisure 3.1%
Boyd Gaming Corp.:
7.125%, 02/01/2016	810,000	652,050
7.75%, 12/15/2012	235,000	229,713
Caesars Entertainment, Inc., 7.875%, 03/15/2010	1,620,000	1,555,200
Harrah’s Entertainment Corp., 11.25%, 06/01/2017 144A	3,340,000	3,398,450
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 •	2,350,000	963,500
MGM MIRAGE:
6.625%, 07/15/2015	410,000	299,300
8.50%, 09/15/2010	1,405,000	1,331,238
11.125%, 11/15/2017 144A	995,000	1,099,475
Pinnacle Entertainment, Inc.:
8.625%, 08/01/2017 144A	805,000	809,025
8.75%, 10/01/2013	145,000	150,075
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	120,000	120,000
Seneca Gaming Corp., 7.25%, 05/01/2012	1,260,000	1,171,800
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	2,265,000	1,460,925
Speedway Motorsports, Inc., 8.75%, 06/01/2016 144A	1,435,000	1,474,462
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	4,516,000	609,660
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	2,965,000	2,957,587

		18,282,460

Household Durables 4.2%
D.R. Horton, Inc.:
6.00%, 04/15/2011	285,000	283,575
9.75%, 09/15/2010	4,385,000	4,500,106
Hovnanian Enterprises, Inc., 11.50%, 05/01/2013	475,000	440,563
Lennar Corp.:
5.125%, 10/01/2010	5,125,000	5,022,500
5.60%, 05/31/2015	125,000	105,625
12.25%, 06/01/2017 144A	125,000	140,625
Libbey, Inc., FRN, 8.26%, 06/01/2011	3,515,000	2,583,525
Meritage Homes Corp.:
6.25%, 03/15/2015	2,136,000	1,756,860
7.00%, 05/01/2014	2,185,000	1,857,250
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	855,000	1,010,788

1

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Pulte Homes, Inc.:
7.875%, 08/01/2011	$2,680,000	$2,767,100
8.125%, 03/01/2011	1,712,000	1,763,360
Sealy Corp., 10.875%, 04/15/2016 144A	370,000	405,150
Whirlpool Corp., 8.60%, 05/01/2014	2,180,000	2,342,340

		24,979,367

Internet & Catalog Retail 0.3%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	1,830,000	1,711,050

Media 3.5%
AMC Entertainment, Inc., 8.75%, 06/01/2019 144A	235,000	232,650
CBS Corp., 8.875%, 05/15/2019	2,545,000	2,654,084
Charter Communications, Inc.:
12.875%, 09/15/2014 144A •	7,565,000	8,208,025
Step Bond, 8.00%, 04/30/2012 144A †† •	3,145,000	3,152,862
CSC Holdings, Inc.:
7.625%, 04/01/2011	25,000	25,438
8.50%, 04/15/2014 144A	50,000	51,750
DirectTV Holdings, LLC, 7.625%, 05/15/2016	835,000	849,612
Interpublic Group of Companies, Inc., 10.00%, 07/15/2017 144A	360,000	378,000
Lamar Media Corp., 7.25%, 01/01/2013	440,000	426,800
Mediacom, LLC, 7.875%, 02/15/2011	1,440,000	1,436,400
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A •	416,000	218,400
Regal Cinemas, Inc., 8.625%, 07/15/2019 144A	205,000	212,175
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	433,000	334,493
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	315,000	265,388
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	1,540,000	1,643,950
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	615,000	555,037
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	4,739,000	4,739
10.00%, 03/01/2011 •	3,455,000	3,455

		20,653,258

Multiline Retail 0.1%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 @	446,217	332,432
Saks, Inc., 9.875%, 10/01/2011	225,000	219,375

		551,807

Specialty Retail 1.1%
American Achievement Corp.:
8.25%, 04/01/2012 144A	5,040,000	4,964,400
Step Bond, 10.25%, 10/01/2012 ††	1,055,000	907,300
Freedom Group, Inc., 10.25%, 08/01/2015 144A	805,000	829,150
Limited Brands, Inc., 8.50%, 06/15/2019 144A	90,000	90,732

		6,791,582

Textiles, Apparel & Luxury Goods 1.5%
Oxford Industries, Inc., 11.375%, 07/15/2015 144A	5,195,000	5,441,762
Visant Corp., 7.625%, 10/01/2012	3,235,000	3,267,350

		8,709,112

CONSUMER STAPLES 2.9%
Beverages 0.4%
Cott Beverages, Inc., 8.00%, 12/15/2011	2,190,000	2,168,100

Food Products 1.7%
Del Monte Foods Co.:
6.75%, 02/15/2015	185,000	180,837
8.625%, 12/15/2012	2,946,000	3,019,650

2

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products continued
Smithfield Foods, Inc.:
7.00%, 08/01/2011	$3,035,000	$2,898,425
10.00%, 07/15/2014 144A	2,500,000	2,618,750
Tyson Foods, Inc.:
7.85%, 04/01/2016	830,000	842,450
10.50%, 03/01/2014 144A	350,000	390,250

		9,950,362

Tobacco 0.8%
Altria Group, Inc.:
9.25%, 08/06/2019	2,100,000	2,515,605
9.70%, 11/10/2018	1,975,000	2,405,475

		4,921,080

ENERGY 20.0%
Energy Equipment & Services 4.4%
Basic Energy Services, Inc., 11.625%, 08/01/2014 144A	1,260,000	1,260,000
Bristow Group, Inc., 7.50%, 09/15/2017	3,105,000	2,918,700
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	6,880,000	4,953,600
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,155,000	2,965,700
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	4,565,000	4,268,275
Parker Drilling Co., 9.625%, 10/01/2013	1,850,000	1,803,750
PHI, Inc., 7.125%, 04/15/2013	4,240,000	3,869,000
Pride International, Inc., 8.50%, 06/15/2019	2,755,000	2,961,625
Smith International, Inc., 9.75%, 03/15/2019	805,000	975,242

		25,975,892

Oil, Gas & Consumable Fuels 15.6%
Arch Coal, Inc., 8.75%, 08/01/2016 144A	2,200,000	2,233,000
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	1,390,000	1,469,925
Bill Barrett Corp., 9.875%, 07/15/2016	675,000	707,063
Chesapeake Energy Corp.:
6.875%, 01/15/2016	1,400,000	1,323,000
7.50%, 09/15/2013	8,500,000	8,500,000
9.50%, 02/15/2015	2,790,000	2,974,837
Delta Petroleum Corp., 7.00%, 04/01/2015	905,000	497,750
El Paso Corp.:
7.00%, 06/15/2017	95,000	91,751
7.42%, 02/15/2037	2,960,000	2,522,494
8.25%, 02/15/2016	1,165,000	1,199,950
12.00%, 12/12/2013	815,000	929,100
Encore Acquisition Co., 6.00%, 07/15/2015	3,775,000	3,303,125
Exco Resources, Inc., 7.25%, 01/15/2011	6,281,000	6,186,785
Ferrellgas Partners, LP, 8.75%, 06/15/2012	975,000	956,719
Forest Oil Corp.:
7.25%, 06/15/2019	2,345,000	2,242,406
8.50%, 02/15/2014 144A	1,365,000	1,392,300
Frontier Oil Corp., 6.625%, 10/01/2011	2,140,000	2,161,400
Holly Corp., 9.875%, 06/15/2017 144A	1,095,000	1,089,525
Newfield Exploration Co.:
6.625%, 04/15/2016	80,000	77,600
7.125%, 05/15/2018	600,000	586,500
Nustar Logistics, LP, 7.65%, 04/15/2018	5,355,000	5,430,291
Peabody Energy Corp.:
5.875%, 04/15/2016	6,915,000	6,465,525
7.875%, 11/01/2026	3,515,000	3,251,375

3

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Penn Virginia Corp., 10.375%, 06/15/2016	$715,000	$765,944
Petrohawk Energy Corp.:
7.875%, 06/01/2015	3,885,000	3,787,875
10.50%, 08/01/2014 144A	1,065,000	1,144,875
Plains Exploration & Production Co., 7.625%, 06/01/2018	5,410,000	5,261,225
Range Resources Corp., 8.00%, 05/15/2019	365,000	373,213
Sabine Pass LNG, LP:
7.25%, 11/30/2013	2,725,000	2,346,906
7.50%, 11/30/2016	6,395,000	5,187,944
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	495,000	452,925
Southwestern Energy Co., 7.50%, 02/01/2018 144A	485,000	488,638
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	720,000	262,800
Tesoro Corp.:
6.25%, 11/01/2012	1,085,000	1,052,450
6.50%, 06/01/2017	1,210,000	1,064,800
9.75%, 06/01/2019	1,450,000	1,468,125
Valero Energy Corp., 6.875%, 07/15/2012	2,210,000	2,279,067
Williams Cos.:
7.50%, 01/15/2031	5,520,000	5,534,639
8.125%, 03/15/2012	3,700,000	3,972,616
8.75%, 01/15/2020 144A	1,300,000	1,471,584

		92,508,047

FINANCIALS 19.9%
Capital Markets 1.2%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	820,000	695,975
12.50%, 144A	3,188,000	3,967,262
12.50%,	2,086,000	2,440,625

		7,103,862

Consumer Finance 12.9%
Bunge Limited Finance Co., 8.50%, 06/15/2019	655,000	725,936
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	235,000	237,350
CCH II Capital Corp., 10.25%, 09/15/2010 •	5,435,000	5,842,625
Discover Finl. Svcs., 10.25%, 07/15/2019	1,790,000	1,887,585
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	12,140,000	11,955,387
9.75%, 09/15/2010	5,377,000	5,353,255
GMAC, LLC:
6.75%, 12/01/2014 144A	2,344,000	2,039,280
6.875%, 09/15/2011 144A	3,690,000	3,440,925
6.875%, 08/28/2012 144A	4,327,000	3,959,205
7.00%, 02/01/2012 144A	167,000	152,805
7.50%, 12/31/2013 144A	5,820,000	5,005,200
7.75%, 01/19/2010 144A	5,060,000	5,034,700
8.00%, 12/31/2018 144A	5,122,000	3,943,940
8.00%, 11/01/2031	810,000	617,589
International Lease Finance Corp.:
4.375%, 11/01/2009	945,000	920,343
4.55%, 10/15/2009	220,000	215,814
4.75%, 01/13/2012	1,160,000	828,133
4.875%, 09/01/2010	2,095,000	1,793,152
5.125%, 11/01/2010	155,000	129,547
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	5,820,000	5,921,850
Nielsen Financial LLC, Co., 11.50%, 05/01/2016	235,000	247,338

4

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
NiSource Finance Corp., 10.75%, 03/15/2016	$6,475,000	$7,550,964
Pinnacle Foods Finance, LLC, 10.625%, 04/01/2017	820,000	746,200
Sprint Capital Corp.:
6.875%, 11/15/2028	6,190,000	4,704,400
7.625%, 01/30/2011	2,715,000	2,748,938

		76,002,461

Diversified Financial Services 3.0%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	2,790,000	2,765,587
Citigroup, Inc., 8.50%, 05/22/2019	995,000	1,061,163
Leucadia National Corp.:
7.00%, 08/15/2013	2,600,000	2,502,500
7.125%, 03/15/2017	1,190,000	1,059,100
8.125%, 09/15/2015	9,230,000	8,930,025
WEA Finance, LLC, 7.50%, 06/02/2014 144A	1,525,000	1,549,833

		17,868,208

Real Estate Investment Trusts (REITs) 2.3%
Host Marriott Corp.:
7.125%, 11/01/2013	1,670,000	1,628,250
9.00%, 05/15/2017 144A	895,000	906,188
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	3,465,000	3,283,087
Simon Property Group, Inc., 10.35%, 04/01/2019	680,000	814,704
Ventas, Inc.:
6.75%, 04/01/2017	3,855,000	3,642,975
7.125%, 06/01/2015	2,516,000	2,484,550
9.00%, 05/01/2012	985,000	1,039,175

		13,798,929

Thrifts & Mortgage Finance 0.5%
Residential Capital, LLC, 8.50%, 05/15/2010	3,270,000	2,893,950

HEALTH CARE 5.8%
Health Care Equipment & Supplies 0.3%
Biomet, Inc.:
10.375%, 10/15/2017	920,000	989,000
11.625%, 10/15/2017	340,000	370,600
Universal Hospital Services, Inc., 8.50%, 06/01/2015	189,000	184,275

		1,543,875

Health Care Providers & Services 5.1%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	2,165,000	2,213,713
Cigna Corp., 8.50%, 05/01/2019	1,480,000	1,578,905
HCA, Inc.:
6.30%, 10/01/2012	920,000	869,400
7.875%, 02/01/2011	1,830,000	1,839,150
7.875%, 02/15/2020 144A	3,175,000	3,123,406
8.50%, 04/15/2019 144A	4,525,000	4,660,750
8.75%, 09/01/2010	2,165,000	2,197,475
9.25%, 11/15/2016	5,070,000	5,298,150
9.625%, 11/15/2016	3,732,000	3,899,940
Omnicare, Inc., 6.125%, 06/01/2013	2,960,000	2,782,400
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014 144A	1,415,000	1,344,250
Symbion, Inc., 11.00%, 08/23/2015	787,633	551,343

		30,358,882

5

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.4%
Bio-Rad Laboratories, Inc.:
7.50%, 08/15/2013	$1,450,000	$1,479,000
8.00%, 09/15/2016 144A	875,000	896,875

		2,375,875

INDUSTRIALS 12.9%
Aerospace & Defense 5.2%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	3,425,000	3,270,875
Hexcel Corp., 6.75%, 02/01/2015	1,680,000	1,591,800
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	20,565,000	19,588,162
6.375%, 10/15/2015	2,586,000	2,495,490
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	3,865,000	3,671,750

		30,618,077

Commercial Services & Supplies 3.5%
Allied Waste North America, Inc., 6.875%, 06/01/2017	990,000	1,016,277
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	5,815,000	6,387,080
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	895,000	935,275
Corrections Corporation of America:
6.25%, 03/15/2013	2,905,000	2,861,425
6.75%, 01/31/2014	390,000	385,125
7.75%, 06/01/2017	2,190,000	2,206,425
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	455,000	481,163
Geo Group, Inc., 8.25%, 07/15/2013	1,135,000	1,123,650
Interface, Inc., 11.375%, 11/01/2013 144A	465,000	491,737
Iron Mountain, Inc.:
6.625%, 01/01/2016	1,175,000	1,089,812
7.75%, 01/15/2015	875,000	866,250
Mobile Mini, Inc., 6.875%, 05/01/2015	3,465,000	2,979,900
Toll Corp., 8.91%, 10/15/2017	250,000	265,053

		21,089,172

Machinery 1.3%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	13,531,000	7,780,325

Marine 0.1%
Commercial Barge Line Co., 12.50%, 07/15/2017 144A	740,000	712,250

Road & Rail 2.1%
Kansas City Southern:
8.00%, 06/01/2015	10,570,000	10,305,750
13.00%, 12/15/2013	1,770,000	1,991,250

		12,297,000

Trading Companies & Distributors 0.7%
RSC Equipment Rental, Inc., 10.00%, 07/15/2017 144A	1,275,000	1,348,313
United Rentals North America, Inc.:
6.50%, 02/15/2012	2,235,000	2,167,950
10.875%, 06/15/2016 144A	455,000	457,275

		3,973,538

INFORMATION TECHNOLOGY 5.2%
Communications Equipment 0.4%
EchoStar Corp.:
6.625%, 10/01/2014	1,675,000	1,612,188
7.125%, 02/01/2016	685,000	667,875

		2,280,063

6

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components 3.4%
Anixter International, Inc., 10.00%, 03/15/2014	$3,160,000	$3,286,400
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,655,000	3,234,675
Jabil Circuit, Inc.:
5.875%, 07/15/2010	475,000	490,437
8.25%, 03/15/2018	11,452,000	11,280,220
Sanmina-SCI Corp., 8.125%, 03/01/2016	1,925,000	1,713,250

		20,004,982

Internet Software & Services 0.4%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	2,785,000	2,826,775

IT Services 0.1%
iPayment, Inc., 9.75%, 05/15/2014	1,055,000	622,450

Semiconductors & Semiconductor Equipment 0.9%
National Semiconductor Corp., 6.60%, 06/15/2017	860,000	784,502
Spansion, Inc.:
11.25%, 01/15/2016 144A •	825,000	552,750
FRN, 3.79%, 06/01/2013 144A •	4,645,000	3,925,025

		5,262,277

MATERIALS 11.0%
Chemicals 3.4%
Ashland, Inc., 9.125%, 06/01/2017 144A	230,000	243,225
Cytec Industries, Inc., 8.95%, 07/01/2017	1,185,000	1,257,293
Dow Chemical Co., 8.55%, 05/15/2019	2,465,000	2,708,892
Huntsman, LLC, 7.375%, 01/01/2015	965,000	796,125
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	6,195,000	5,761,350
MacDermid, Inc., 9.50%, 04/15/2017 144A	609,000	471,975
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	100,000	65,500
10.125%, 12/01/2014	41,635	24,981
11.50%, 12/01/2016	610,000	308,050
Mosaic Co.:
7.30%, 01/15/2028	5,025,000	4,535,063
7.625%, 12/01/2016 144A	3,410,000	3,546,400
Nalco Holding Co., 8.25%, 05/15/2017 144A	120,000	125,400
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	2,300,000	391,000

		20,235,254

Construction Materials 1.9%
CPG International, Inc.:
10.50%, 07/01/2013	3,085,000	2,205,775
FRN, 7.87%, 07/01/2012	1,355,000	955,275
CRH America, Inc.:
5.625%, 09/30/2011	1,125,000	1,115,729
8.125%, 07/15/2018	4,140,000	4,170,980
Texas Industries, Inc., 7.25%, 07/15/2013 144A	2,745,000	2,539,125

		10,986,884

Containers & Packaging 2.0%
Exopack Holding Corp., 11.25%, 02/01/2014	5,795,000	5,186,525
Graham Packaging Co., 8.50%, 10/15/2012	3,120,000	3,112,200
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	834,000	840,255
9.50%, 06/15/2017 144A	500,000	500,000
Greif, Inc., 7.75%, 08/01/2019 144A	885,000	882,787
Sealed Air Corp., 7.875%, 06/15/2017 144A	230,000	243,250
Silgan Holdings, Inc., 7.25%, 08/15/2016 144A	990,000	994,950

		11,759,967

7

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 1.4%
AK Steel Corp., 7.75%, 06/15/2012	$955,000	$959,775
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	4,245,000	4,494,164
8.375%, 04/01/2017	2,590,000	2,749,293
Indalex Holdings Corp., 11.50%, 02/01/2014 •	5,985,000	329,175

		8,532,407

Paper & Forest Products 2.3%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	1,300,000	1,378,000
Domtar Corp., 10.75%, 06/01/2017	205,000	209,100
Georgia Pacific Corp.:
8.125%, 05/15/2011	1,970,000	2,029,100
8.25%, 05/01/2016 144A	125,000	130,000
8.875%, 05/15/2031	495,000	472,725
International Paper Co., 9.375%, 05/15/2019	7,570,000	8,870,132
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	1,930,000	665,850

		13,754,907

TELECOMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 3.9%
Citizens Communications Co.:
7.875%, 01/15/2027	3,570,000	3,132,675
9.25%, 05/15/2011	4,255,000	4,409,244
FairPoint Communications, Inc., 13.125%, 04/01/2018	1,090,000	288,850
Qwest Corp.:
7.50%, 06/15/2023	1,725,000	1,466,250
7.875%, 09/01/2011	1,155,000	1,183,875
8.875%, 03/15/2012	10,225,000	10,659,562
SBA Telecommunications, Inc.:
8.00%, 08/15/2016 144A	1,035,000	1,050,525
8.25%, 08/15/2019 144A	700,000	714,000
West Corp., 9.50%, 10/15/2014	115,000	109,825

		23,014,806

Wireless Telecommunication Services 4.9%
Centennial Communications Corp., 8.125%, 02/01/2014	8,015,000	8,075,113
Cricket Communications, Inc.:
7.75%, 05/15/2016 144A	2,425,000	2,425,000
9.375%, 11/01/2014	255,000	260,100
MetroPCS Communications, Inc., 9.25%, 11/01/2014	4,310,000	4,482,400
Sprint Nextel Corp.:
6.90%, 05/01/2019	4,025,000	3,597,344
Ser. D, 7.375%, 08/01/2015	2,930,000	2,644,325
Ser. E, 6.875%, 10/31/2013	7,180,000	6,587,650
Ser. F, 5.95%, 03/15/2014	820,000	713,400

		28,785,332

UTILITIES 14.8%
Electric Utilities 9.6%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	6,945,000	7,430,178
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	17,244,000	19,411,571
CMS Energy Corp., 8.50%, 04/15/2011	860,000	890,245
Edison Mission Energy, 7.00%, 05/15/2017	140,000	112,175
Energy Future Holdings Corp., 11.25%, 11/01/2017	3,247,400	2,419,313
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	235,000	199,750
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	6,598,415	6,532,431
Mirant North America, LLC, 7.375%, 12/31/2013	2,085,000	2,069,363

8

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
NRG Energy, Inc.:
7.25%, 02/01/2014	$1,305,000	$1,285,425
7.375%, 02/01/2016	4,600,000	4,462,000
8.50%, 06/15/2019	2,830,000	2,798,162
Orion Power Holdings, Inc., 12.00%, 05/01/2010	8,385,000	8,720,400
Public Service Company of New Mexico, 7.95%, 04/01/2015	285,000	281,839

		56,612,852

Gas Utilities 1.2%
EQT Corp., 8.125%, 06/01/2019	2,115,000	2,389,919
National Fuel Gas Co., 8.75%, 05/01/2019	4,130,000	4,752,205

		7,142,124

Independent Power Producers & Energy Traders 3.1%
AES Corp.:
8.00%, 06/01/2020	105,000	100,800
8.875%, 02/15/2011	2,045,000	2,101,237
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	2,135,000	2,113,650
7.125%, 05/15/2018	1,440,000	997,200
Reliant Energy, Inc.:
6.75%, 12/15/2014	8,776,000	8,710,180
7.625%, 06/15/2014	3,775,000	3,529,625
7.875%, 06/15/2017	703,000	652,033

		18,204,725

Multi-Utilities 0.9%
Ameren Corp., 8.875%, 05/15/2014	880,000	942,783
CMS Energy Corp., 8.75%, 06/15/2019	435,000	459,035
PNM Resources, Inc., 9.25%, 05/15/2015	1,145,000	1,116,375
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	2,435,000	2,814,724

		5,332,917

Total Corporate Bonds (cost $704,498,775)		698,189,970

YANKEE OBLIGATIONS – CORPORATE 7.0%
CONSUMER DISCRETIONARY 0.3%
Hotels, Restaurants & Leisure 0.0%
Royal Caribbean Cruises, Ltd., 11.875%, 07/15/2015	90,000	92,250

Media 0.3%
UPC Holdings BV, 9.875%, 04/15/2018 144A	35,000	35,000
Videotron, Ltd., 9.125%, 04/15/2018 144A	145,000	151,887
Virgin Media, Inc., 9.50%, 08/15/2016	1,250,000	1,287,500

		1,474,387

CONSUMER STAPLES 0.0%
Beverages 0.0%
Bacardi, Ltd., 8.20%, 04/01/2019 144A	130,000	147,891

ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	1,540,000	985,600
11.75%, 07/15/2014 144A	550,000	554,125
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	10,116,000	5,209,740
OPTI Canada, Inc.:
7.875%, 12/15/2014	1,310,000	864,600
8.25%, 12/15/2014	1,065,000	708,225

		8,322,290

9

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 1.1%
Consumer Finance 0.0%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	$15,000	$13,425

Diversified Financial Services 1.1%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	4,691,500	4,867,431
FRN, 4.67%, 09/01/2011 144A	350,000	360,938
Preferred Term Securities XII, Ltd., FRN, 2.23%, 12/24/2033 • +	1,540,000	15
Ship Finance International, Ltd., 8.50%, 12/15/2013	1,450,000	1,363,000

		6,591,384

INDUSTRIALS 1.0%
Machinery 0.1%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	250,000	290,444

Road & Rail 0.9%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	5,484,000	4,853,340
12.50%, 04/01/2016 144A	535,000	572,806

		5,426,146

MATERIALS 1.6%
Metals & Mining 1.2%
ArcelorMittal SA, 9.85%, 06/01/2019	975,000	1,130,150
Evraz Group SA:
8.875%, 04/24/2013 144A	330,000	288,750
8.875%, 04/24/2013	1,350,000	1,184,625
9.50%, 04/24/2018 144A	275,000	233,750
Novelis, Inc., 7.25%, 02/15/2015	2,425,000	1,988,500
Vedanta Resources plc, 9.50%, 07/18/2018	2,500,000	2,287,500

		7,113,275

Paper & Forest Products 0.4%
PE Paper Escrow GmbH, 12.00%, 08/01/2014 144A	500,000	477,191
Sappi, Ltd.:
6.75%, 06/15/2012 144A	705,000	569,982
7.50%, 06/15/2032 144A	2,090,000	1,090,604

		2,137,777

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
Digicel SA, 12.00%, 04/01/2014 144A	355,000	376,300
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	100,000	105,000
Intelsat, Ltd.:
8.50%, 01/15/2013	4,155,000	4,217,325
8.875%, 01/15/2015 144A	205,000	208,075
Millicom International Cellular SA, 10.00%, 12/01/2013	190,000	198,550
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	975,000	1,014,000
Vimpel Communications, 9.125%, 04/30/2018 144A	800,000	728,000
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	2,640,000	2,838,000

		9,685,250

Total Yankee Obligations – Corporate (cost $43,450,853)		41,294,519

10

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 0.0%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Newfield Exploration Co. * (cost $73,261)	3,844	$151,185

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.3%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027	$460,000	380,650

INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.2%
Lucent Technologies, Inc., 2.875%, 06/15/2025	1,825,000	1,425,781

Total Convertible Debentures (cost $1,136,155)		1,806,431

	Shares	Value

CLOSED END MUTUAL FUND SHARES 0.8%
Dreyfus High Yield Strategies Fund, Inc.	411,242	1,369,436
Eaton Vance Limited Duration Income Trust	99,227	1,363,379
ING Prime Rate Trust	22,959	103,774
LMP Corporate Loan Fund, Inc.	30,704	275,108
New America High Income Fund, Inc.	185,498	1,474,709

Total Closed End Mutual Fund Shares (cost $3,053,948)		4,586,406

	Principal Amount	Value

LOANS 7.6%
CONSUMER DISCRETIONARY 2.2%
Fontainebleau Resorts, LLC, FRN:
6.00%, 06/06/2014 •	$516,610	165,672
6.25%, 06/06/2014 •	1,033,219	331,343
Ford Motor Co., FRN, 3.29%-3.51%, 12/15/2013	2,407,263	2,054,407
Idearc, Inc., FRN:
5.75%, 11/13/2013 •	446,557	204,170
6.25%, 11/17/2014 •	1,380,094	630,965
Metaldyne Corp., FRN:
4.19%-8.75%, 01/11/2012 • <	2,166,704	292,505
6.19%-8.00%, 01/11/2014 • <	14,823,631	2,001,339
MGM Mirage, N/A, 10/03/2011 <	1,005,000	806,784
Newsday, LLC, 9.75%, 07/15/2013	5,245,000	5,309,618
Tower Automotive Holdings, FRN, 4.56%-4.94%, 07/31/2013 <	965,270	381,291
Tropicana Entertainment, LLC, FRN, 6.50%, 01/03/2012	3,645,000	1,075,311

		13,253,405

CONSUMER STAPLES 1.0%
Merisant Co., FRN, 3.79%, 01/11/2010	6,925,371	5,644,246

ENERGY 1.2%
Alon Krotz Springs, Inc., FRN:
12.75%, 07/03/2014 <	1,184,688	962,440
13.75%, 07/03/2014 <	520,424	423,115
Saint Acquisition Corp., FRN, 3.56%, 06/05/2014	974,495	743,394
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012	5,385,000	4,974,986

		7,103,935

11

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

LOANS continued
FINANCIALS 0.4%
Realogy Corp., FRN, 3.31%, 09/01/2014	$2,883,402	$2,218,489

HEALTH CARE 0.3%
HCA, Inc., FRN, 2.35%, 11/18/2012	2,165,953	2,062,248

INDUSTRIALS 0.9%
Clarke American Corp., FRN, 2.79%-3.10%, 02/28/2014	2,900,727	2,324,787
Neff Corp., FRN:
3.80%, 11/30/2014	12,345,000	2,345,550
4.13%, 05/31/2013 <	1,152,250	761,338

		5,431,675

MATERIALS 1.1%
LyondellBasell, FRN:
3.79%, 12/20/2013	416,025	179,743
4.04%, 12/22/2014	252,015	109,007
5.81%-5.94%, 12/15/2009	3,580,805	3,034,768
7.00%, 12/20/2013	1,093,569	473,013
13.00%, 12/15/2009	2,808,904	2,911,260

		6,707,791

TELECOMMUNICATION SERVICES 0.5%
FairPoint Communications, Inc., FRN, 5.00%, 03/08/2015 <	3,602,499	2,782,462

Total Loans (cost $63,193,451)		45,204,251

	Shares	Value

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø ## (cost $31,803,691)	31,803,691	31,803,691

Total Investments (cost $847,210,134) 139.1%		823,036,453
Other Assets and Liabilities and Preferred Shares (39.1%)		(231,470,733)

Net Assets Applicable to Common Shareholders 100.0%		$591,565,720

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

††	The rate shown is the stated rate at the current period end.
@	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

+	Security is deemed illiquid.
*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

FRN	Floating Rate Note

12

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

At July 31, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Sell protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2014	Goldman Sachs	Expedia, 7.46%, 08/15/2018 #	BB	$ 970,000	5.00%	Quarterly	$(203,904)	$(145,420)	$ (58,484)
06/20/2014	UBS	Expedia, 7.46%, 08/15/2018 #	BB	2,465,000	5.00%	Quarterly	(369,547)	(73,593)	(295,954)
06/20/2014	Goldman Sachs	Motorola, 6.50%, 09/01/2025 #	BB+	2,005,000	1.00%	Quarterly	(77,239)	57,310	(134,549)
06/20/2014	JPMorgan	Motorola, 6.50%, 09/01/2025 #	BB+	2,215,000	1.00%	Quarterly	(17,980)	63,313	(81,293)
*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $854,171,395. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,148,487 and $71,283,429, respectively, with a net unrealized depreciation of $31,134,942.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of July 31, 2009, the Fund had unfunded loan commitments of $7,778,371.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

13

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$151,185	$0	$0	$151,185
Mutual fund shares	4,586,406	0	0	4,586,406
Corporate debt securities	0	786,495,171	0	786,495,171
Short-term investments	31,803,691	0	0	31,803,691

	$36,541,282	$786,495,171	$0	$823,036,453

As of July 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(570,280)	$0	$(570,280)

*	Other financial instruments include swap contracts.

14

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2009